Subsequent Events - Additional Information (Detail) - USD ($)		3 Months Ended	4 Months Ended
	Dec. 21, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 07, 2021
Subsequent Event [Line Items]
Repayments of notes payable	$ 90,000	$ 90,000	$ 89,602
PIPE Investors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares subscribed				35,000,000
Value of shares subscribed				$ 350,000,000